Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.7%)
Ohio (101.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,115
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	182
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	111
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	300	329
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	542
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,513
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	933
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,542
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	230
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	3,279
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	515
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,885
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,272
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	555
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	305
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,840
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	650
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,867
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,205
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	432
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,731
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,576
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	393
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,410
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,618
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,378
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,359
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	126
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,395
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	673
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron OH Income Tax Revenue	4.000%	12/1/36	655	673
Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,468
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,887
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,498
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,553
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,881
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,738
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	3,918
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,228
Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,388
Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,218
Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	1,922
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	112
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	181
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	224
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	294
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	365
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	436
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	241
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	107
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	183
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	118
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	424
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,330
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,388
Apollo Joint Vocational School District GO	5.000%	12/1/28	705	789
Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,330
Apollo Joint Vocational School District GO	5.000%	12/1/30	365	405
Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,046
Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,528
Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,037
Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	2,790	2,785
Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	2,420	2,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,250	3,110
	Athens City School District GO	4.000%	12/1/29	745	807
	Athens City School District GO	4.000%	12/1/30	380	410
	Athens City School District GO	4.000%	12/1/31	400	429
	Athens City School District GO	3.250%	12/1/48	2,000	1,597
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	861
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	881
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	738
	Belmont County OH	3.000%	8/17/23	2,275	2,271
[2]	Berea City School District COP	2.500%	10/1/23	250	250
	Big Walnut Local School District GO	5.000%	12/1/42	920	996
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,453
	Big Walnut Local School District GO	3.500%	12/1/55	290	245
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,591
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	131
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,275
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	1,987
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	330
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	477
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,162
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	671
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	612
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	816
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	482
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	773
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	504
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	804
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,007
	Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,437
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	546
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	544
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	3,897
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	3,887
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,840	4,136
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,350	1,328

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,573
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,555	9,446
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	704
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,270
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	161
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	261
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	920
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,020
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	429
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,079
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	266
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,199
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	104
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	139
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	195
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	199
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	204
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	213
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	217
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	232
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	236
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	245
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	967
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,158
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,305
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	385
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,495
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	104
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	478
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	545
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	434
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	434
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	558
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	659
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	434
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	968
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	779
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,079
	Cincinnati OH GO	4.000%	12/1/30	500	532
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,406
	Cincinnati OH Water System Water Revenue	3.000%	12/1/49	955	715
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	422
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	693
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	895
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	168
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	235
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	603
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	835
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	940
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,094
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	650
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	899
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	556
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,841
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	513
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,240
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	186
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,061
	Cleveland OH GO	3.000%	12/1/28	895	914
	Cleveland OH GO	3.000%	12/1/30	1,350	1,358
	Cleveland OH GO	4.000%	12/1/30	2,610	2,810
	Cleveland OH GO	3.000%	12/1/31	1,500	1,493
	Cleveland OH GO	3.000%	12/1/31	1,000	996
	Cleveland OH GO	4.000%	12/1/31	805	859
	Cleveland OH GO	3.000%	12/1/32	1,825	1,782
	Cleveland OH GO	5.000%	12/1/32	225	250
	Cleveland OH GO	3.000%	12/1/33	990	948

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland OH GO	3.000%	12/1/35	750	695
Cleveland OH GO	3.000%	12/1/36	795	720
Cleveland OH GO	3.000%	12/1/37	1,000	885
Cleveland OH GO	5.000%	12/1/43	2,075	2,226
Cleveland OH GO	3.000%	12/1/49	2,370	1,814
Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	415
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	533
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	425
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	319
Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,332
Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	257
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	2,792
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	550
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	549
Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	472
Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	423
Cleveland OH Income Tax Revenue	3.000%	10/1/40	975	809
Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,051
Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	603
Cleveland State University College & University Revenue	5.000%	6/1/27	205	220
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.000%	8/1/26	265	284
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.000%	8/1/30	1,530	1,690
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.000%	8/1/31	1,605	1,772
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.000%	8/1/32	1,690	1,860
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.000%	8/1/33	1,780	1,937
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/47	3,000	3,215
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/52	6,010	6,420
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	707
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,132
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,291
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	282
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	336
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	303
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	347
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,090
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	1.670%	9/1/22	300	300
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	2,074
	Columbus City School District GO	4.000%	12/1/30	750	785
	Columbus City School District GO	5.000%	12/1/31	4,010	4,330
	Columbus City School District GO	3.000%	12/1/33	2,520	2,403
	Columbus City School District GO	5.000%	12/1/42	450	482
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,623
	Columbus OH GO	4.000%	4/1/30	4,015	4,277
	Columbus OH GO	5.000%	4/1/30	130	151
	Columbus OH GO	4.000%	7/1/30	1,200	1,246
	Columbus OH GO	5.000%	4/1/31	3,495	3,953
	Columbus OH GO	5.000%	4/1/31	125	146
	Columbus OH GO	5.000%	4/1/37	3,835	4,312
	Columbus OH GO	5.000%	4/1/39	4,500	5,013
	Columbus OH GO	5.000%	4/1/40	3,000	3,334
	Columbus OH GO	5.000%	4/1/41	2,400	2,661
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	162
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	377
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	780
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,354
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,555
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,376
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,047
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,873
	Cuyahoga Community College District GO	5.000%	12/1/37	470	502
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,226
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,811
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,716
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	500	512
	Cuyahoga County OH GO	4.000%	12/1/34	750	786
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	212
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	504
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	2,000	2,041
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	7,448
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	9,205	9,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	6,940	7,002
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	4,580	4,742
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,044
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	641
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	433
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	529
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	524
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	5,394
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	871
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	280
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	210
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	293
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	314
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,006
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,780
	Delhi Township OH GO	4.000%	12/1/29	150	162
	Delhi Township OH GO	4.000%	12/1/30	160	173
	Delhi Township OH GO	4.000%	12/1/31	145	157
	Delhi Township OH GO	4.000%	12/1/32	310	334
	Delhi Township OH GO	4.000%	12/1/33	400	426
	Delhi Township OH GO	4.000%	12/1/34	815	861
	Delhi Township OH GO	4.000%	12/1/35	430	448
	Delhi Township OH GO	4.000%	12/1/36	320	333
	Dublin City School District GO	4.000%	12/1/30	5,105	5,493
	Dublin OH GO	5.000%	12/1/31	500	564
	Dublin OH GO	5.000%	12/1/32	550	618
	Dublin OH GO	3.000%	12/1/35	1,135	1,059
	Dublin OH GO	3.000%	12/1/36	990	903
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,820	1,914
	East Knox Local School District GO	3.000%	11/1/56	1,100	820
	Elyria City School District GO	5.000%	12/1/29	505	550
	Elyria OH GO	4.000%	12/1/25	470	492
	Elyria OH GO	4.000%	12/1/27	670	704
	Elyria OH GO	4.000%	12/1/28	695	730
	Elyria OH GO	4.000%	12/1/30	280	292
	Elyria OH GO	4.000%	12/1/31	225	234
	Elyria OH GO	4.000%	12/1/32	280	291
	Elyria OH GO	4.000%	12/1/33	440	455
	Euclid City School District GO	4.750%	1/15/54	1,000	1,032
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,459
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	161
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	139
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	106
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	117
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	132
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	158
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	183
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	294
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	846
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,604
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,024
	Fairfield County OH GO	2.000%	12/1/41	800	543
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,347
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,612
	Franklin City School District GO	3.000%	11/1/40	400	338
	Franklin City School District GO	3.000%	11/1/50	1,500	1,146
	Franklin City School District GO	3.000%	11/1/57	6,180	4,581
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	592
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	517
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	633
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	524
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	3,986
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	217
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	560
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	601
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	151
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	111
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,219
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,651
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,000	9,155
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	750	735
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,308
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,495
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,773
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	6,150	6,473
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	2,823
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	837
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	4,765	5,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,530
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,042
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	9,930	9,930
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.630%	9/1/22	1,000	1,000
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	268
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,508
	Fremont City School District GO	5.000%	1/15/33	1,000	1,064
	Fremont City School District GO	5.000%	1/15/40	200	211
	Fremont City School District GO	4.000%	1/15/55	1,575	1,489
[2]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,329
[3]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	4,067
	Grandview Heights City School District GO	3.125%	12/1/55	245	200
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	541
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	974
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,723
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,156
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,495
[4,5]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	1.730%	9/1/22	2,620	2,620
	Greene County Vocational School District GO	5.000%	12/1/29	300	340
	Greene County Vocational School District GO	4.000%	12/1/34	700	734
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,260
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,233
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	425	435
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,389
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,228
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,596
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	6,306
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,620
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,075
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,846
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	4,945	4,551
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	6,181
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,107
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,750
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	1,600	1,544
[6]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.660%	9/1/22	7,600	7,600
[3,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	314
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,347
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,766
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	896
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	212
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	201
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	444
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	363
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	977
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,869
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,050
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,146
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	570
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	11,040
[2]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,272
[2]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,122
[2]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,308
	Hudson City OH School District GO	4.000%	12/1/31	400	416
	Hudson City OH School District GO	4.000%	12/1/32	420	436
	Hudson City OH School District GO	4.000%	12/1/33	420	435
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	1,975
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	876
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	894
	Kent City School District GO	3.000%	12/1/40	1,000	846
	Kent State University College & University Revenue	5.000%	5/1/29	100	113
	Kent State University College & University Revenue	5.000%	5/1/30	175	200
	Kent State University College & University Revenue	5.000%	5/1/31	175	198
	Kent State University College & University Revenue	5.000%	5/1/32	150	168
	Kent State University College & University Revenue	5.000%	5/1/33	250	278
	Kent State University College & University Revenue	5.000%	5/1/34	315	348
	Kent State University College & University Revenue	5.000%	5/1/35	350	384
	Kent State University College & University Revenue	5.000%	5/1/36	400	438
	Kent State University College & University Revenue	5.000%	5/1/37	225	246
	Kent State University College & University Revenue	5.000%	5/1/38	300	327
	Kent State University College & University Revenue	5.000%	5/1/39	300	326
	Kent State University College & University Revenue	5.000%	5/1/40	450	488
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,396
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,732
	Kenton City School District GO	4.000%	11/1/52	1,895	1,795
	Kenton City School District GO	4.000%	11/1/58	3,700	3,461
	Kettering City School District COP	5.000%	12/1/31	260	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kettering City School District COP	4.000%	12/1/33	270	283
	Kettering City School District COP	4.000%	12/1/35	375	390
	Kettering City School District COP	3.375%	12/1/46	295	253
[3]	Kettering City School District GO	5.250%	12/1/31	1,000	1,129
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,336
	Lakewood City School District GO	4.000%	11/1/30	235	250
	Lakewood City School District GO	4.000%	11/1/31	440	466
	Lakewood City School District GO	4.000%	11/1/32	245	258
	Lakewood City School District GO	4.000%	11/1/33	375	393
	Lakewood City School District GO	4.000%	11/1/34	430	450
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	572
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	378
[5]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,233
	Lexington Local School District GO	3.000%	10/1/44	490	400
	Liberty Community Infrastructure Financing Authority Revenue	3.125%	12/1/46	540	436
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,517
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,900
	Licking Heights Local School District GO	3.500%	10/1/54	200	169
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,275
	Logan Elm Local School District GO	4.000%	11/1/55	975	921
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,000	1,029
[4,5]	Lucas County OH GO TOB VRDO	1.200%	9/1/22	13,865	13,865
[3]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	100	97
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	960	574
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,000	708
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	102
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	101
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	200
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	178
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	738
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	71
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,112
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,345
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,102
	Mariemont City School District GO	3.000%	12/1/34	555	522
	Maumee OH GO	3.000%	12/1/33	1,225	1,168
	Medina County OH GO	4.000%	12/1/29	165	173
	Medina County OH GO	4.000%	12/1/31	160	167
	Medina County OH GO	3.000%	12/1/35	270	252
	Medina County OH GO	3.000%	12/1/37	500	449
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	110
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	7,907
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	9,045
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	3,924
	Miami University College & University Revenue	5.000%	9/1/31	600	697
	Miami University College & University Revenue	5.000%	9/1/31	165	192
	Miami University College & University Revenue	5.000%	9/1/31	640	733
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,227
	Miami University College & University Revenue	5.000%	9/1/32	345	397
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University College & University Revenue	5.000%	9/1/33	775	888
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,175
	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,249
	Miami University College & University Revenue	5.000%	9/1/35	760	858
	Miami University College & University Revenue	5.000%	9/1/36	685	771
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	761
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,542
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,913
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,533
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	517
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	498
	Middletown OH GO	4.050%	12/1/52	2,840	2,667
[2]	Midview Local School District COP	4.000%	11/1/28	810	859
[2]	Midview Local School District COP	4.000%	11/1/29	870	926
	Milford Exempt Village School District GO	4.000%	12/1/34	300	317
	Milford Exempt Village School District GO	4.000%	12/1/35	250	260
	Milford Exempt Village School District GO	4.000%	12/1/36	150	156
	Milford Exempt Village School District GO	4.000%	12/1/37	250	258
	Milford Exempt Village School District GO	4.000%	12/1/38	205	207
	Milford Exempt Village School District GO	4.000%	12/1/39	260	261
	Milford Exempt Village School District GO	4.000%	12/1/40	305	305
	Milford Exempt Village School District GO	4.000%	12/1/41	385	382
	Milford Exempt Village School District GO	4.000%	12/1/42	200	196
	Milford Exempt Village School District GO	4.000%	12/1/47	3,000	2,876
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,680
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	973
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	5,000	4,868
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,392
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	140
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	253
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	544
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,152
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	194
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	322
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,225
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	441
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,907
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	400
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	287
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	3,060	2,458
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	1,945
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	5,000	4,451
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,201
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	735
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,756
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	4,800	4,800
	North Canton City School District GO	3.000%	11/1/56	4,060	3,019
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,030
	North Royalton City School District GO	4.000%	12/1/34	1,415	1,452
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	100
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	75
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	104
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	132
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	107
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	108
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	250
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	164
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	735
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,576
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	411
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	6,928
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	174
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	841
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	928
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	828
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,453
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,542
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,373
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	108
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	214
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	277
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	401
Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	352
Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,821
Ohio Auto Parking Revenue	3.125%	11/15/34	435	425
Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,928
Ohio COP (Voting System Acquisition Project)	5.000%	9/1/29	220	253
Ohio GO	5.000%	5/1/27	235	262
Ohio GO	5.000%	5/1/28	215	243
Ohio GO	5.000%	5/1/29	360	414
Ohio GO	5.000%	5/1/30	350	407
Ohio GO	5.000%	5/1/31	775	908
Ohio GO	5.000%	5/1/32	600	706
Ohio GO	5.000%	3/1/33	100	116
Ohio GO	5.000%	5/1/33	650	759
Ohio GO	5.000%	5/1/34	5,630	6,121
Ohio GO	5.000%	5/1/34	700	809
Ohio GO	5.000%	6/15/34	5,925	6,653
Ohio GO	5.000%	5/1/36	1,255	1,360
Ohio GO	5.000%	6/15/36	120	133
Ohio GO	4.000%	5/1/38	225	227
Ohio GO	5.000%	3/1/39	1,585	1,707
Ohio GO	5.000%	3/1/39	500	559
Ohio GO VRDO	1.460%	9/7/22	4,300	4,300
Ohio GO VRDO	1.530%	9/7/22	5,300	5,300
Ohio GO VRDO	1.670%	9/7/22	13,865	13,865
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	179
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	135
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	37
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	112
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	3,644
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,301
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	559
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,067
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,563
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,764
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,318
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	1,825
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,149
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,829
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	3,378
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,936
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	640
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,564
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,250	4,974
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	789
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	500	516
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,020
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	658
Ohio Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	4,200	4,200
Ohio Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	4,000	4,000
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	386
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,035
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	520
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,576
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,009
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	509
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,049
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	115
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,065
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,252
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,125
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/30	2,270	2,555
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	814
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	987
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	219
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,171
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	143
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	956
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,632
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,804
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	871
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	160
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	243
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	200
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	207
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	564
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	876
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	170	160
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	868
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	311
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	552

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	629
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,114
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	481
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	527
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,000	1,834
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,819
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,209
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	1,400	1,242
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	3,090	2,930
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,325
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,014
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	885
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	749
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	235	264
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	129
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	134
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	628
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	615
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	294
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	292
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	483
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,012
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,910
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,039
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	889
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,474
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/22	1,505	1,655
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,101
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,668
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	117
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	319
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	582
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	290
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,496
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/22	1,430	1,573
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,633
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,873
	Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	221
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	966
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	1,010
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,056
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,096
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	982
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	972
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	372
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	381
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	391
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	406
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	894
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,331
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,500	1,389
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,000	2,110
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,594
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,243
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.040%	9/1/22	5,500	5,500
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	4,200	4,200
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	4,300	4,300
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	1,001
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/37	5,285	4,337
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,610	1,161
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	5,000	5,282
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,270	2,170
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	1,275	1,295
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,800	1,812
	Ohio Housing Finance Agency Revenue	3.000%	3/1/52	4,000	3,909
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/27	200	222
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	181
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	275	318
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	1,405	1,607
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,135
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,088
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	125
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,185
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,391
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	830
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,249
	Ohio Lease (Appropriation) Revenue VRDO	1.480%	9/7/22	13,445	13,445
	Ohio Lease (Appropriation) Revenue VRDO	1.530%	9/7/22	5,300	5,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue VRDO	1.670%	9/7/22	6,345	6,345
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,019
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,210
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,033
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,016
	Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,011
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,009
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	995
	Ohio State University College & University Revenue	4.000%	12/1/42	1,000	987
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,964
	Ohio State University College & University Revenue	4.000%	12/1/48	11,240	10,844
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,242
	Ohio State University College & University Revenue VRDO	1.420%	9/7/22	5,500	5,500
	Ohio State University College & University Revenue VRDO	1.530%	9/7/22	13,200	13,200
	Ohio State University College & University Revenue VRDO	1.530%	9/7/22	5,540	5,540
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	140
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	967
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	1,300	1,496
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,312
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,657
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,300	1,502
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	545
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,163
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,058
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,381
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	2,665	2,884
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,004
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	485
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,406
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,471
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	5,000	5,487
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	12,170	13,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,240
[9]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	565
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	3,420	3,922
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	154
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	243
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	121
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,500	1,618
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,124
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,000
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,546
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,056
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	1.450%	9/7/22	13,460	13,460
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,144
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	2,753
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	8,912
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,460
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	7,840	8,690
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	125
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,000	5,525
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,000	5,436
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	408
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	291
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	576
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	862
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	571
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	570
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,137
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	510
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,927
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,398
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,359
	Olentangy Local School District GO	4.000%	12/1/34	500	521
	Perry Local School District GO	3.000%	11/1/55	5,000	3,730
[2]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	607
[2]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,052
[2]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,030
	Polaris Career Center COP	5.000%	11/1/36	410	435
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	929
	Reynoldsburg OH GO	3.550%	12/1/42	640	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynoldsburg OH GO	3.600%	12/1/48	670	595
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	243
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	349
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	4,584
	Rossford Exempted Village School District COP	5.000%	12/1/37	900	997
	Rossford Exempted Village School District COP	4.000%	12/1/42	670	643
	Rossford Exempted Village School District COP	4.000%	12/1/47	1,000	944
	Rossford Exempted Village School District COP	4.125%	12/1/51	900	851
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,080
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	554
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	563
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	551
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	739
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,524
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,629
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,664
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	360
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	358
	Southwest Licking Local School District GO	4.000%	11/1/34	500	523
	Southwest Licking Local School District GO	3.375%	11/1/47	120	103
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,446
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	2,938
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	2,694
	South-Western City School District GO	3.000%	12/1/33	250	238
	South-Western City School District GO	3.000%	12/1/34	75	71
	South-Western City School District GO	3.000%	12/1/35	145	134
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,794
	Summit County OH GO	4.000%	12/1/25	1,000	1,048
	Summit County OH GO	4.000%	12/1/26	1,000	1,061
	Summit County OH GO	4.000%	12/1/27	1,100	1,179
	Summit County OH GO	5.000%	12/1/28	1,400	1,594
	Summit County OH GO	5.000%	12/1/29	1,500	1,732
	Summit County OH GO	5.000%	12/1/30	1,000	1,166
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,683
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,601
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,007
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	953
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	387
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	396
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	557
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	418
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	453
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	402
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	752
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,054
	Union County OH GO	5.000%	12/1/27	215	239
	Union County OH GO	5.000%	12/1/37	950	1,023
	Union County OH GO	5.000%	12/1/38	615	661
	Union County OH GO	5.000%	12/1/47	2,585	2,748
	University of Akron College & University Revenue	5.000%	1/1/30	530	596
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,043
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,214
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	196
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,285
	University of Toledo College & University Revenue	5.000%	6/1/25	600	632
	University of Toledo College & University Revenue	5.000%	6/1/26	100	107
	University of Toledo College & University Revenue	5.000%	6/1/27	100	109
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,351
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,364
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	185
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	158
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	336
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	2,898
	Valley View Local School District GO	3.000%	11/1/51	1,225	938
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	362
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	240
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	910
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	150
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	881
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	895
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,165
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	616
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,002
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	995
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	491
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,068
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,255
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,066
[2]	Warrensville Heights City School District GO	5.000%	12/1/28	90	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Warrensville Heights City School District GO	5.000%	12/1/30	85	89
[2]	Warrensville Heights City School District GO	5.000%	12/1/31	155	163
[2]	Warrensville Heights City School District GO	5.000%	12/1/32	145	152
[2]	Warrensville Heights City School District GO	5.000%	12/1/33	95	99
[2]	Warrensville Heights City School District GO	5.000%	12/1/34	115	120
	West Carrollton City School District GO	3.000%	12/1/39	1,125	966
	West Carrollton City School District GO	4.000%	12/1/56	1,580	1,480
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	517
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,157
	Westfall Local School District GO	4.000%	12/1/31	100	108
	Westfall Local School District GO	4.000%	12/1/33	200	213
	Westfall Local School District GO	4.000%	12/1/36	250	259
	Westfall Local School District GO	4.000%	12/1/38	220	222
	Westfall Local School District GO	2.375%	12/1/50	425	284
	Wickliffe City School District GO	3.000%	12/1/39	400	344
	Wickliffe City School District GO	3.000%	12/1/40	215	182
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,933
[2]	Winton Woods City OH School District GO	4.000%	11/1/53	3,000	2,889
	Winton Woods City School District GO	0.000%	11/1/29	885	702
	Winton Woods City School District GO	0.000%	11/1/30	1,005	764
	Winton Woods City School District GO	0.000%	11/1/31	1,020	742
	Winton Woods City School District GO	0.000%	11/1/32	1,140	793
	Worthington City School District GO	4.000%	12/1/26	5,025	5,335
[2]	Wright State University College & University Revenue	5.000%	5/1/28	570	636
[2]	Wright State University College & University Revenue	5.000%	5/1/29	595	672
[2]	Wright State University College & University Revenue	5.000%	5/1/30	240	273
[2]	Wright State University College & University Revenue	5.000%	5/1/31	840	963
[2]	Wright State University College & University Revenue	5.000%	5/1/31	245	281
[2]	Wright State University College & University Revenue	5.000%	5/1/32	265	306
	Wynford Local School District GO	3.750%	11/1/54	325	277
[3]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	271
[3]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,253
[3]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,341
[3]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,884
					1,382,984
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	181
Puerto Rico (0.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	192	203
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	209	225
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	687	752
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	230
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	42	39
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	170
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	46
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	184	172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	862
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	48
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	655	636
				4,133
Total Tax-Exempt Municipal Bonds (Cost $1,491,278)				1,387,298
Total Investments (101.7%) (Cost $1,491,278)				1,387,298
Other Assets and Liabilities—Net (-1.7%)				(22,667)
Net Assets (100%)				1,364,631
Cost is in $000.
1	Securities with a value of $1,000 have been segregated as initial margin for recently closed futures contracts.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $18,559,000, representing 1.4% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at August 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.